Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Summary of inventory

		$ million
	2024	2023
Crude oil	3,007	3,227
Natural gas	548	410
Emissions allowances	549	464
Refined petroleum and petrochemical products	6,627	7,413
	10,731	11,514
Trading inventories	8,977	9,850
Supplies	1,946	1,455
Biological assets	178	—
Solar projects	1,400	—
	23,232	22,819
Cost of inventories expensed in the income statement	113,941	119,307